Revenue and Segment Analysis - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) Segment	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Disclosure of operating segments [line items]
Number of segments | Segment	4
Revenue	£ 7,110	£ 7,874	£ 7,492	£ 7,341	£ 6,889
Aggregate amount of transaction price allocated	£ 146	162
Revenue recognition period	7 years
Non-current assets	£ 11,416	11,002	11,149
Share of results of joint ventures	15	41
Exceptional costs in Exhibitions	183
Exceptional costs in Exhibitions for cancelled events	61
Exceptional restructuring costs in Exhibitions	82
Impairment charge	40
Impairment charge related to internally developed intangible assets	29
Impairment charge related to property	11
Tax credit	45		112
Exceptional cash costs in Exhibitions	135
Exceptional cash costs in Exhibitions paid during the period	51
Gain on the revaluation of a put and call option arrangement	76
Joint ventures [member]
Disclosure of operating segments [line items]
Revenue	60	123
Share of results of joint ventures	15	41	32
Exhibitions [member]
Disclosure of operating segments [line items]
Amortisation of acquired intangible assets		1	1
Exhibitions [member] | Joint ventures [member]
Disclosure of operating segments [line items]
Share of results of joint ventures	10	36	31
Legal [member] | Joint ventures [member]
Disclosure of operating segments [line items]
Share of results of joint ventures	4	3	0
Risk [member] | Joint ventures [member]
Disclosure of operating segments [line items]
Share of results of joint ventures	1	2	1
United Kingdom [member]
Disclosure of operating segments [line items]
Revenue	1,176	1,320	1,144
Non-current assets	1,158	1,248	988
United Kingdom [member] | Geographical origin [member]
Disclosure of operating segments [line items]
Revenue	£ 464	£ 529	£ 527